United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05807

Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave, Suite 120, Milwaukee, WI 53202
(Address of principal executive offices) (zip code)

Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
205 E. Wisconsin Ave
Suite 120
Milwaukee, WI 53202
(414) 765-1107
(Name and address of agent for service)

Registrant’s telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2009) (unaudited)

Common Stock (98.2% of Total Investments)

Industry	Shares	Cost	Market Value

Consumer
Alcon Inc.	4,000	360,012	363,640
Colgate-Palmolive Co.	13,000	322,390	766,740
PepsiCo Inc.	10,000	168,296	514,800

			$1,645,180	(11.6%)
Data Processing
Automatic Data Processing, Inc.	12,000	417,172	421,920
Jack Henry & Associates Inc.	34,000	626,877	554,880
Metavante Technologies, Inc. *	1,666	43,292	33,253
Paychex Inc.	29,000	796,569	744,430
Total Systems Services, Inc.	13,065	177,851	180,428

			$1,934,911	(13.6%)
Drug/Medical Device
Johnson & Johnson	17,000	731,295	894,200
Medtronic, Inc.	17,000	850,214	500,990
Pfizer Inc.	39,000	796,655	531,180
Stryker Corp.	22,000	180,012	748,880
Teleflex Inc.	16,000	545,608	625,440
Zimmer Holdings Inc. *	1,000	81,859	36,500

			$3,337,190	(23.5%)
Bank
CIT Group, Inc.	20,000	587,335	57,000
Citigroup Inc.	22,000	368,636	55,660
Marshall & Ilsley Corp.	5,000	167,716	28,150
State Street Corp.	6,000	54,688	184,680

			$325,490	(2.3%)
Industrial
Emerson Electric Co.	20,000	335,278	571,600
General Electric Co.	50,000	1,179,979	505,500
Graco Inc.	25,000	987,169	426,750
Manitowoc Company Inc.	65,000	1,269,708	212,550
Sigma Aldrich Corp.	7,000	58,094	264,530

			$1,980,930	(13.9%)
Mutual Fund Managers
Eaton Vance Corp.	36,000	1,032,875	822,600
Franklin Resources Inc.	13,000	1,190,124	700,310
T. Rowe Price	19,000	633,571	548,340

			$2,071,250	(14.6%)
Insurance
AFLAC Inc.	16,500	79,484	319,440
Berkshire Hathaway “B”*	200	751,847	564,000

			$883,440	(6.2%)
Retail/Distribution
The Home Depot, Inc.	26,500	1,039,592	624,340
Lowe’s Companies Inc.	10,000	254,089	182,500
Sysco Corp.	27,000	309,199	615,600

			$1,422,440	(10.0%)
Software
Microsoft Corporation	19,000	372,659	349,030

			$349,030	(2.5%)

Total common stock investments			$13,949,861

Cash and cash equivalents (1.8% of total investments)			256,266

Total investments			$14,206,127

All other assets less liabilities			11,824

Total net assets			$14,217,951

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2009:

Gross unrealized appreciation	$2,732,520
Gross unrealized depreciation	(5,552,803)

Net unrealized depreciation	$(2,820,283)

Federal income tax basis	$16,770,145

ITEM 2. VALUATION HIERARCHY

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

          Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets in which the Fund can participate.

          Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset of liability, either directly or indirectly, for substantially the full term of the financial instrument.

          Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, and include inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Assets

          Common Stock Investments

          All of the Fund’s common stock investments are classified within Level 1 of the valuation hierarchy as quoted prices are available in an active market.

          The following table presents the financial instruments carried at fair value as of March 31, 2009, as identified in Item 1., Schedule of Investments and by the SFAS 157 hierarchy (as described above):

          Assets measure at fair value on a recurring basis as of March 31, 2009:

	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Balance at September 30, 2008

Common Stock Investments	$13,949,861	$—	$—	$13,949,861

ITEM 3.	CONTROLS AND PROCEDURES.

     (i) As of April 1, 2009, an evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant’s President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant). Based on that evaluation, the registrant’s President and Chief Executive Officer and Chief Financial Officer concluded that the registrant’s disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission’s rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

99.1	Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

99.2	Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL GROWTH FUND, INC.

By:	/s/ Luke E. Sims

Luke E. Sims
President and Chief Executive Officer

Dated: April 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Luke E. Sims

Luke E. Sims
President and Chief Executive Officer (Principal Executive Officer)

Dated: April 8, 2009

By:	/s/ David C. Sims

David C. Sims
Chief Financial Officer (Principal Financial Officer)

Date: April 8, 2009